Derivative Instruments - Schedule of Derivative Financial Assets (Details) - Interest Rate Swap - USD-1 month SOFR - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2026
March Thirty First Two Thousand Twenty Eight [Member]
Derivatives, Fair Value [Line Items]
Derivative Notional Amount		$ 101,100
Derivative, Fixed rate	3.60%
Derivative, Maturity Date	Mar. 31, 2028
Derivative, Effective date	Mar. 31, 2026
Derivative, Fair Value	$ (756)	(10)
December Thirty First Two Thousand Twenty Seven [Member]
Derivatives, Fair Value [Line Items]
Derivative Notional Amount		110,047
Derivative, Fixed rate	3.30%
Derivative, Maturity Date	Dec. 31, 2027
Derivative, Effective date	Mar. 31, 2026
Derivative, Fair Value	$ (102)	$ 372